PRINCIPAL ACCOUNTING POLICIES (Details 10)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 35.00-44.99 USD ($)	Dec. 31, 2014 45.00-58.99 USD ($)	Dec. 31, 2014 59.00-77.99 USD ($)	Dec. 31, 2014 78.00-96.99 USD ($)	Dec. 31, 2014 97.00-129.99 USD ($)	Dec. 31, 2014 130.00-249.99 USD ($)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	4,972,178				1,092,164	41,007	1,281,421	640,510	427,259	1,489,817
Weighted-average exercise price, outstanding (in dollars per share)					$ 38.03	$ 58.39	$ 76.87	$ 91.20	$ 105.57	$ 172.09
Weighted-average remaining contractual life (years), outstanding					2 years 1 month 6 days	1 month 13 days	5 years 11 months 27 days	4 years 3 months 15 days	4 years 7 months 28 days	7 years 4 months 13 days
Number of shares, exercisable	2,260,520				1,092,164	41,007	376,408	405,003	324,269	21,669
Weighted-average exercise price, exercisable (in dollars per share)					$ 38.03	$ 58.39	$ 75.33	$ 93.08	$ 106.44	$ 150.58
Weighted-average remaining contractual life (years), exercisable					2 years 1 month 6 days	1 month 13 days	5 years 10 months 21 days	3 years 8 months 23 days	4 years 7 months 2 days	4 years 1 month 2 days
Assumptions
Weighted average fair value of options granted (in dollars per share)	$ 78.10	$ 38.40	$ 38.01
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 8 months 12 days
Total cash received from the exercise of share options	$ 184,579,173	$ 180,261,090		81,911,154